Consolidated shareholders’ equity - Summary of Characteristics of Employee Share Ownership Plans Awarded (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 06, 2018	Mar. 02, 2017
Disclosure of classes of share capital [line items]
Subscription price (as a percent)	80.00%	80.00%
Number of trading days preceding plan approval	20 days	20 days
Employees share ownership plan
Disclosure of classes of share capital [line items]
Subscription price (in euros per share)			€ 52.66	€ 70.01
Number of shares subscribed (in shares)			2,298,783	1,528,982
Number of shares issued immediately as employer's contribution (in shares)			102,401	92,116